STATEMENT OF ADDITIONAL INFORMATION
FOR
DELAWARE HIGH-YIELD OPPORTUNITIES FUND
a series of
DELAWARE GROUP INCOME FUNDS

Dated January 15, 2009

Acquisition of Substantially All of the Assets of:

DELAWARE DELCHESTER FUND
(a series of Delaware Group Income Funds)

By and in exchange for shares of

DELAWARE HIGH-YIELD OPPORTUNITIES FUND
(a series of Delaware Group Income Funds)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of Delaware Delchester Fund (the "Delchester Fund") in exchange for shares of Delaware High-Yield Opportunities Fund (the "High-Yield Opportunities Fund").

This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI.

1.	Statement of Additional Information of the High-Yield Opportunities Fund dated November 28, 2008, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Income Funds’ filing under Rule 485(b) [Accession No. 0001206774-08-001938] filed November 26, 2008 and will be mailed to any shareholder who requests this SAI.

2.	Annual Report of the High-Yield Opportunities Fund for the fiscal year ended July 31, 2008, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Income Funds’ N-CSR[Accession No. 0001206774-08-001647] filed October 8, 2008 and will be mailed to any shareholder who requests this SAI.

3.	Annual Report of the Delchester Fund for the fiscal year ended July 31, 2008, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Income Funds’ N-CSR [Accession No. 0001206774-08-001647] filed October 8, 2008 and will be mailed to any shareholder who requests this SAI.

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated January 15, 2009, relating to the above-referenced transaction. You can request a copy of the Proxy Statement/Prospectus by calling 800 523-1918 or by writing to Delaware High-Yield Opportunities Fund at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Convertible Bond	0.19%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26	$ 450,000		$312,750	$620,000	$ 430,900.00	$ 1,070,000	$743,650

Total Convertible Bond			312,750		430,900		743,650

Corporate Bonds	88.08%
Basic Industry	10.67%
California Steel Industries 6.125% 3/15/14		220,000	191,400	270,000	234,900	490,000	426,300
Domtar 7.125% 8/15/15		440,000	415,800	585,000	552,825	1,025,000	968,625
*#Evraz Group 144A 9.50% 4/24/18		1,695,000	1,642,116	2,165,000	2,097,451	3,860,000	3,739,567
Freeport McMoRan Copper & Gold 8.25% 4/1/15		1,352,000	1,411,258	1,758,000	1,835,053	3,110,000	3,246,311
Georgia-Pacific
7.70% 6/15/15		504,000	471,240	686,000	641,410	1,190,000	1,112,650
*8.875% 5/15/31		997,000	917,240	1,188,000	1,092,960	2,185,000	2,010,200
Hexion US Finance 9.75% 11/15/14		580,000	497,350	715,000	613,113	1,295,000	1,110,463
Innophos 8.875% 8/15/14		525,000	527,625	710,000	713,550	1,235,000	1,241,175
#Innophos Holding 144A 9.50% 4/15/12		465,000	462,675	655,000	651,725	1,120,000	1,114,400
#MacDermid 144A 9.50% 4/15/17		896,000	824,320	1,190,000	1,094,800	2,086,000	1,919,120
Momentive Performance Materials 9.75% 12/1/14		1,371,000	1,220,190	1,876,000	1,669,640	3,247,000	2,889,830
NewPage
10.00% 5/1/12		410,000	394,625	420,000	404,250	830,000	798,875
#144A 10.00% 5/1/12		790,000	760,375	1,050,000	1,010,625	1,840,000	1,771,000
▪Noranda Aluminium Acquisition 6.828% 5/15/15		505,000	439,350	490,000	426,300	995,000	865,650
Norske Skog Canada 8.625% 6/15/11		450,000	371,250	585,000	482,625	1,035,000	853,875
▪π@= Port Townsend 10.056% 8/27/12		266,000	263,340	653,800	647,262	919,800	910,602
Potlatch 13.00% 12/1/09		888,000	971,587	1,796,000	1,965,057	2,684,000	2,936,644
#Rock-Tenn 144A 9.25% 3/15/16		460,000	476,100	630,000	652,050	1,090,000	1,128,150
Rockwood Specialties Group 7.50% 11/15/14		675,000	666,563	855,000	844,313	1,530,000	1,510,876
#Ryerson 144A
▪10.248% 11/1/14		840,000	802,200	1,220,000	1,165,100	2,060,000	1,967,300
12.00% 11/1/15		400,000	392,000	225,000	220,500	625,000	612,500
#Sappi Papier Holding 144A 6.75% 6/15/12		1,255,000	1,132,749	1,565,000	1,412,552	2,820,000	2,545,301
#Steel Capital 144A 9.75% 7/29/13		470,000	472,585	580,000	583,190	1,050,000	1,055,775
#Steel Dynamics 144A 7.75% 4/15/16		1,275,000	1,262,250	1,565,000	1,549,350	2,840,000	2,811,600
*#Vedanta Resources 144A 9.50% 7/18/18		610,000	606,950	755,000	751,225	1,365,000	1,358,175
▪Verso Paper Holdings 6.623% 8/1/14		315,000	278,775	350,000	309,750	665,000	588,525

			17,871,913		23,621,576		41,493,489

Brokerage	0.26%
LaBranche 11.00% 5/15/12		414,000	424,868	573,000	588,041	987,000	1,012,909

			424,868		588,041		1,012,909

Capital Goods	7.05%
BWAY 10.00% 10/15/10		1,155,000	1,160,775	1,430,000	1,437,150	2,585,000	2,597,925
CPG International 10.50% 7/1/13		488,000	387,960	686,000	545,370	1,174,000	933,330
DRS Technologies 7.625% 2/1/18		1,010,000	1,055,450	1,245,000	1,301,025	2,255,000	2,356,475
Graham Packaging
8.50% 10/15/12		495,000	462,825	610,000	570,350	1,105,000	1,033,175
9.875% 10/15/14		765,000	657,900	940,000	808,400	1,705,000	1,466,300
Graphic Packaging International 9.50% 8/15/13		1,295,000	1,210,825	1,605,000	1,500,675	2,900,000	2,711,500
Greenbrier 8.375% 5/15/15		940,000	856,575	1,320,000	1,202,850	2,260,000	2,059,425
Intertape Polymer 8.50% 8/1/14		401,000	358,895	564,000	504,780	965,000	863,675
#Moog 144A 7.25% 6/15/18		460,000	451,950	595,000	584,588	1,055,000	1,036,538
*NXP BV Funding 9.50% 10/15/15		1,840,000	1,278,800	2,355,000	1,636,725	4,195,000	2,915,525
Owens Brockway Glass Container 6.75% 12/1/14		700,000	691,250	840,000	829,500	1,540,000	1,520,750
*Sally Holdings 10.05% 11/15/16		810,000	783,675	1,030,000	996,525	1,840,000	1,780,200
Thermadyne Industries 10.50% 2/1/14		895,000	868,150	1,155,000	1,120,350	2,050,000	1,988,500
Vitro 11.75% 11/1/13		820,000	791,300	1,145,000	1,104,925	1,965,000	1,896,225

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Vought Aircraft Industries 8.00% 7/15/11		1,080,000	1,001,700	1,340,000	1,242,850	2,420,000	2,244,550

			12,018,030		15,386,063		27,404,093

Consumer Cyclical	10.02%
Associated Materials 9.75% 4/15/12		815,000	806,850	1,010,000	999,900	1,825,000	1,806,750
Centex 4.55% 11/1/10		460,000	408,250	450,000	399,375	910,000	807,625
*Dollar General 10.625% 7/15/15		1,585,000	1,604,813	1,945,000	1,969,313	3,530,000	3,574,126
DR Horton 7.875% 8/15/11		795,000	731,400	875,000	805,000	1,670,000	1,536,400
Ford Motor 7.45% 7/16/31		1,220,000	640,500	1,676,000	879,900	2,896,000	1,520,400
Ford Motor Credit 7.80% 6/1/12		3,410,000	2,563,003	4,184,000	3,144,752	7,594,000	5,707,755
*General Motors
7.20% 1/15/11		895,000	590,700	905,000	597,300	1,800,000	1,188,000
8.375% 7/15/33		1,200,000	597,000	1,655,000	823,363	2,855,000	1,420,363
GMAC 6.875% 8/28/12		3,806,000	2,390,518	4,780,000	3,002,280	8,586,000	5,392,798
Goodyear Tire & Rubber 9.00% 7/1/15		440,000	445,500	540,000	546,750	980,000	992,250
Lear 8.75% 12/1/16		1,438,000	1,143,210	1,765,000	1,403,175	3,203,000	2,546,385
*Neiman Marcus Group 10.375% 10/15/15		1,305,000	1,285,425	1,615,000	1,590,775	2,920,000	2,876,200
Pinnacle Entertainment 8.75% 10/1/13		575,000	552,000	705,000	676,800	1,280,000	1,228,800
Ryland Group 6.875% 6/15/13		910,000	819,000	850,000	765,000	1,760,000	1,584,000
Sonic Automotive 8.625% 8/15/13		440,000	354,200	595,000	478,975	1,035,000	833,175
*Tenneco 8.625% 11/15/14		995,000	840,775	1,345,000	1,136,525	2,340,000	1,977,300
Toll
8.25% 2/1/11		1,100,000	1,056,000	1,060,000	1,017,600	2,160,000	2,073,600
8.25% 12/1/11		315,000	300,038	680,000	647,700	995,000	947,738
#TRW Automotive 144A 7.00% 3/15/14		480,000	426,000	600,000	532,500	1,080,000	958,500

			17,555,182		21,416,983		38,972,165

Consumer Non-Cyclical	3.61%
ACCO Brands 7.625% 8/15/15		435,000	380,625	635,000	555,625	1,070,000	936,250
Biomet 10.00% 10/15/17		805,000	869,400	1,045,000	1,128,600	1,850,000	1,998,000
*Chiquita Brands International 8.875% 12/1/15		915,000	780,038	1,185,000	1,010,213	2,100,000	1,790,251
*Constellation Brands 8.125% 1/15/12		980,000	987,349	1,330,000	1,339,974	2,310,000	2,327,323
Del Monte
6.75% 2/15/15		235,000	220,900	290,000	272,600	525,000	493,500
8.625% 12/15/12		190,000	195,225	275,000	282,563	465,000	477,788
Iron Mountain
6.625% 1/1/16		415,000	390,100	460,000	432,400	875,000	822,500
8.00% 6/15/20		410,000	400,775	555,000	542,513	965,000	943,288
*Jarden 7.50% 5/1/17		930,000	813,750	1,256,000	1,099,000	2,186,000	1,912,750
National Beef Packing 10.50% 8/1/11		553,000	555,765	690,000	693,450	1,243,000	1,249,215
Visant Holding 8.75% 12/1/13		475,000	454,813	640,000	612,800	1,115,000	1,067,613

			6,048,740		7,969,738		14,018,478

Energy	14.33%
AmeriGas Partners 7.125% 5/20/16		862,000	786,575	1,163,000	1,061,238	2,025,000	1,847,813
Chesapeake Energy
6.375% 6/15/15		92,000	87,400	860,000	817,000	952,000	904,400
6.625% 1/15/16		1,266,000	1,221,689	555,000	535,575	1,821,000	1,757,264
Complete Production Service 8.00% 12/15/16		415,000	413,963	435,000	433,913	850,000	847,876
Compton Petroleum Finance 7.625% 12/1/13		1,358,000	1,330,839	1,756,000	1,720,879	3,114,000	3,051,718
#Connacher Oil & Gas 144A 10.25% 12/15/15		1,175,000	1,236,687	1,440,000	1,515,599	2,615,000	2,752,286
#Copano Energy 144A 7.75% 6/1/18		460,000	438,150	615,000	585,788	1,075,000	1,023,938
Dynergy Holdings 7.75% 6/1/19		2,240,000	2,071,999	2,234,000	2,066,449	4,474,000	4,138,448
El Paso
*6.875% 6/15/14		1,205,000	1,208,135	759,000	760,975	1,964,000	1,969,110
7.00% 6/15/17		598,000	601,660			598,000	601,660
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		418,000	425,075	910,000	925,403	1,328,000	1,350,478
Energy Partners 9.75% 4/15/14		412,000	381,100	464,000	429,200	876,000	810,300
Ferrellgas Finance Escrow 6.75% 5/1/14		722,000	613,700	950,000	807,500	1,672,000	1,421,200

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Geophysique-Veritas
7.50% 5/15/15		170,000	169,150	0	0	170,000	169,150
7.75% 5/15/17		611,000	609,473	796,000	794,010	1,407,000	1,403,483
#Helix Energy Solutions 144A 9.50% 1/15/16		1,015,000	1,020,075	1,365,000	1,371,824	2,380,000	2,391,899
#Hilcorp Energy I 144A
7.75% 11/1/15		607,000	559,958	732,000	675,270	1,339,000	1,235,228
9.00% 6/1/16		652,000	642,220	904,000	890,440	1,556,000	1,532,660
Inergy Finance
6.875% 12/15/14		446,000	403,630	1,256,000	1,136,680	1,702,000	1,540,310
8.25% 3/1/16		574,000	555,345	53,000	51,278	627,000	606,623
#144A 8.25% 3/1/16		5,000	4,838			5,000	4,838
International Coal Group 10.25% 7/15/14		885,000	904,913	1,100,000	1,124,750	1,985,000	2,029,663
KCS Energy 7.125% 4/1/12		375,000	361,875			375,000	361,875
#Key Energy Services 144A 8.375% 12/1/14		545,000	550,450	800,000	808,000	1,345,000	1,358,450
Mariner Energy 8.00% 5/15/17		915,000	866,963	1,065,000	1,009,088	1,980,000	1,876,051
#Markwest Energy Partners 144A 8.75% 4/15/18		835,000	835,000	1,145,000	1,145,000	1,980,000	1,980,000
Massey Energy 6.875% 12/15/13		983,000	967,026	1,075,000	1,057,531	2,058,000	2,024,557
OPTI Canada
7.875% 12/15/14		340,000	339,150	769,000	767,078	1,109,000	1,106,228
8.25% 12/15/14		493,000	499,163	300,000	303,750	793,000	802,913
PetroHawk Energy
9.125% 7/15/13		857,000	871,998	1,016,000	1,033,780	1,873,000	1,905,778
#144A 7.875% 6/1/15				555,000	539,738	555,000	539,738
Petroleum Development 12.00% 2/15/18		545,000	580,425	675,000	718,875	1,220,000	1,299,300
Plains Exploration & Production
7.00% 3/15/17		578,000	543,320	887,000	833,780	1,465,000	1,377,100
7.625% 6/1/18		755,000	736,125	950,000	926,250	1,705,000	1,662,375
Range Resources 7.25% 5/1/18		430,000	421,400	530,000	519,400	960,000	940,800
Regency Energy Partners 8.375% 12/15/13		721,000	739,025	1,071,000	1,097,775	1,792,000	1,836,800
Whiting Petroleum 7.25% 5/1/13		1,262,000	1,239,914	1,554,000	1,526,804	2,816,000	2,766,718
Williams 7.50% 1/15/31		476,000	486,710	0	0	476,000	486,710

			25,725,118		29,990,620		55,715,738

Financials	1.18%
▪Hartford Financial Services Group 8.125% 6/15/38		450,000	432,851	590,000	567,516	1,040,000	1,000,367
Leucadia National 8.125% 9/15/15		463,000	463,579	621,000	621,776	1,084,000	1,085,355
#Nuveen Investments 144A 10.50% 11/15/15		883,000	799,115	1,237,000	1,119,486	2,120,000	1,918,601
Silicon Valley Bank 6.05% 6/1/17		290,000	247,843	410,000	350,398	700,000	598,241

			1,943,388		2,659,176		4,602,564

Media	6.15%
CCO Holdings 8.75% 11/15/13		770,000	716,100	1,050,000	976,500	1,820,000	1,692,600
#Charter Communications Operating 144A 10.875% 9/15/14		2,515,000	2,628,174	2,910,000	3,040,949	5,425,000	5,669,123
Clear Channel Communications 5.50% 9/15/14		620,000	338,280	765,000	417,394	1,385,000	755,674
CSC Holdings
6.75% 4/15/12		355,000	339,913	515,000	493,113	870,000	833,026
#144A 8.50% 6/15/15		700,000	693,000	960,000	950,400	1,660,000	1,643,400
Dex Media West 9.875% 8/15/13		1,289,000	1,015,088	1,704,000	1,341,899	2,993,000	2,356,987
#DirecTV Holdings 144A 7.625% 5/15/16		860,000	857,850	1,195,000	1,192,013	2,055,000	2,049,863
#Expedia 144A 8.50% 7/1/16		275,000	262,625	365,000	348,575	640,000	611,200
Lamar Media
*6.625% 8/15/15		950,000	859,750	1,290,000	1,167,450	2,240,000	2,027,200
#LBI Media 144A 8.50% 8/1/17		384,000	296,160	532,000	410,305	916,000	706,465
Quebecor Media 7.75% 3/15/16		888,000	823,620	1,372,000	1,272,530	2,260,000	2,096,150
Univision Communications 7.85% 7/15/11		450,000	417,375	590,000	547,225	1,040,000	964,600
#Videotron 144A 9.125% 4/15/18		875,000	916,563	650,000	680,875	1,525,000	1,597,438
*#XM Satellite Radio Holdings 144A 13.00% 8/1/13		450,000	412,875	555,000	509,213	1,005,000	922,088

			10,577,373		13,348,441		23,925,814

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Real Estate	0.45%
Host Hotels & Resorts 7.125% 11/1/13		885,000	818,625	1,000,000	925,000	1,885,000	1,743,625

			818,625		925,000		1,743,625

Services Cyclical	7.87%
*Aramark 8.50% 2/1/15		1,405,000	1,406,755	1,266,000	1,267,582	2,671,000	2,674,337
Cardtronics 9.25% 8/15/13 to 8/15/13		937,000	878,190	1,326,000	1,236,495	2,263,000	2,114,685
Corrections Corporation of America 6.25% 3/15/13		370,000	363,525	460,000	451,950	830,000	815,475
FTI Consulting 7.625% 6/15/13		1,526,000	1,556,519	1,044,000	1,064,880	2,570,000	2,621,399
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		1,045,000	1,013,650	1,296,000	1,257,120	2,341,000	2,270,770
Gaylord Entertainment 8.00% 11/15/13		867,000	810,645	1,078,000	1,007,930	1,945,000	1,818,575
Global Cash Access 8.75% 3/15/12		879,000	861,420	1,047,000	1,026,060	1,926,000	1,887,480
Harrah's Operating 5.50% 7/1/10		1,020,000	892,500	1,265,000	1,106,875	2,285,000	1,999,375
Hertz 8.875% 1/1/14		832,000	767,520	928,000	856,080	1,760,000	1,623,600
Kansas City Southern de Mexico 9.375% 5/1/12		846,000	877,725	1,118,000	1,159,925	1,964,000	2,037,650
#Lender Processing Services 144A 8.125% 7/1/16		370,000	371,388	465,000	466,744	835,000	838,132
MGM MIRAGE 7.50% 6/1/16		1,015,000	814,538	905,000	726,263	1,920,000	1,540,801
‡Northwest Airlines 10.00% 2/1/09		215,000	1,613	360,000	2,700	575,000	4,313
*Park Place Entertainment 7.875% 3/15/10		280,000	248,500	335,000	297,313	615,000	545,813
#Pokagon Gaming Authority 144A 10.375% 6/15/14		1,237,000	1,280,295	1,521,000	1,574,234	2,758,000	2,854,529
Seabulk International 9.50% 8/15/13		415,000	437,306	575,000	605,906	990,000	1,043,212
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20		560,000	541,330	945,000	913,494	1,505,000	1,454,824
8.03% 10/1/20		285,000	279,004	395,000	386,689	680,000	665,693
Travelport 9.875% 9/1/14		890,000	752,050	1,235,000	1,043,575	2,125,000	1,795,625

			14,154,473		16,451,815		30,606,288

Services Non-Cyclical	6.43%
*Advanced Medical Optics 7.50% 5/1/17		930,000	841,650	1,225,000	1,108,625	2,155,000	1,950,275
*#Bausch & Lomb 144A 9.875% 11/1/15		1,360,000	1,397,399	1,660,000	1,705,650	3,020,000	3,103,049
Casella Waste Systems 9.75% 2/1/13		1,107,000	1,101,465	1,236,000	1,229,820	2,343,000	2,331,285
Community Health Systems 8.875% 7/15/15		1,255,000	1,270,688	1,555,000	1,574,438	2,810,000	2,845,126
CRC Health 10.75% 2/1/16		507,000	403,065	692,000	550,140	1,199,000	953,205
HCA 9.25% 11/15/16		2,455,000	2,534,787	2,955,000	3,051,037	5,410,000	5,585,824
HCA PIK 9.625% 11/15/16		1,261,000	1,301,983	1,098,000	1,133,685	2,359,000	2,435,668
▪HealthSouth 9.133% 6/15/14		820,000	838,450	1,180,000	1,206,550	2,000,000	2,045,000
Select Medical 7.625% 2/1/15		1,065,000	923,888	1,360,000	1,179,800	2,425,000	2,103,688
Universal Hospital Services PIK 8.50% 6/1/15		716,000	719,580	911,000	915,555	1,627,000	1,635,135

			11,332,955		13,655,300		24,988,255

Technology & Electronics	1.75%
▪Freescale Semiconductor 6.651% 12/15/14		725,000	570,938	960,000	756,000	1,685,000	1,326,938
Sungard Data Systems
9.125% 8/15/13		894,000	918,585	955,000	981,263	1,849,000	1,899,848
10.25% 8/15/15		1,574,000	1,605,480	1,945,000	1,983,900	3,519,000	3,589,380

			3,095,003		3,721,163		6,816,166

Telecommunications	12.52%
‡π@= Allegiance Telecom 11.75% 2/15/10		255,000	0	2,045,000	0	2,300,000	0
▪Centennial Communications 8.541% 1/1/13		558,000	558,698	769,000	769,961	1,327,000	1,328,659
Cincinnati Bell 7.00% 2/15/15		460,000	428,950	570,000	531,525	1,030,000	960,475
Citizens Communications 7.125% 3/15/19		980,000	867,300	1,200,000	1,062,000	2,180,000	1,929,300
Cricket Communications 9.375% 11/1/14		1,354,000	1,333,690	1,742,000	1,715,870	3,096,000	3,049,560
#Digicel 144A 9.25% 9/1/12		1,323,000	1,356,075	1,702,000	1,744,550	3,025,000	3,100,625
Hughes Network Systems/Finance 9.50% 4/15/14		845,000	858,731	1,230,000	1,249,988	2,075,000	2,108,719
ΩInmarsat Finance 0.00% 11/15/12		1,658,000	1,674,580	1,949,000	1,968,490	3,607,000	3,643,070
Intelsat Bermuda 11.25% 6/15/16		1,936,000	2,018,279	2,375,000	2,475,937	4,311,000	4,494,216
Lucent Technologies 6.45% 3/15/29		721,000	511,910	918,000	651,780	1,639,000	1,163,690
MetroPCS Wireless 9.25% 11/1/14		1,646,000	1,604,850	2,041,000	1,989,975	3,687,000	3,594,825
#Nordic Telephone Holdings 144A 8.875% 5/1/16		305,000	295,850	383,000	371,510	688,000	667,360

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Nortel Networks
▪7.041% 7/15/11		946,000	896,335	1,404,000	1,330,290	2,350,000	2,226,625
10.75% 7/15/16		710,000	699,350	685,000	674,725	1,395,000	1,374,075
#144A 10.75% 7/15/16		95,000	93,575	90,000	88,650	185,000	182,225
PAETEC Holding 9.50% 7/15/15		455,000	416,894	588,000	538,755	1,043,000	955,649
Qwest
6.50% 6/1/17		85,000	70,338			85,000	70,338
7.50% 10/1/14		365,000	336,713	740,000	682,650	1,105,000	1,019,363
Qwest Capital Funding 7.25% 2/15/11		978,000	936,435	1,445,000	1,383,588	2,423,000	2,320,023
▪Rural Cellular 8.623% 11/1/12		494,000	500,175	434,000	439,425	928,000	939,600
Sprint Capital 8.375% 3/15/12		2,480,000	2,438,464	2,885,000	2,836,681	5,365,000	5,275,145
Time Warner Telecom Holdings 9.25% 2/15/14		539,000	549,780	686,000	699,720	1,225,000	1,249,500
#Vimpelcom 144A 9.125% 4/30/18		900,000	881,631	1,220,000	1,195,100	2,120,000	2,076,731
Virgin Media Finance 8.75% 4/15/14		1,300,000	1,218,750	1,595,000	1,495,313	2,895,000	2,714,063
Windstream 8.125% 8/1/13		931,000	944,965	1,284,000	1,303,260	2,215,000	2,248,225

			21,492,318		27,199,743		48,692,061

Utilities	5.79%
AES
7.75% 3/1/14		0	0	300,000	299,250	300,000	299,250
8.00% 10/15/17		605,000	598,950	976,000	966,240	1,581,000	1,565,190
#144A 8.00% 6/1/20		320,000	309,600	455,000	440,213	775,000	749,813
#144A 8.75% 5/15/13		278,000	289,815	0	0	278,000	289,815
Edison Mission Energy 7.625% 5/15/27		905,000	800,925	745,000	659,325	1,650,000	1,460,250
Elwood Energy 8.159% 7/5/26		927,456	884,373	1,079,338	1,026,604	2,006,794	1,910,977
Midwest Generation 8.30% 7/2/09		246,890	249,976	661,951	670,225	908,841	920,201
Mirant North America 7.375% 12/31/13		912,000	916,559	1,340,000	1,346,700	2,252,000	2,263,259
NRG Energy 7.375% 2/1/16		915,000	889,838	1,129,000	1,097,953	2,044,000	1,987,791
Orion Power Holdings 12.00% 5/1/10		777,000	841,103	988,000	1,069,510	1,765,000	1,910,613
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15		4,090,000	4,110,449	5,035,000	5,060,174	9,125,000	9,170,623

			9,891,588		12,636,194		22,527,782

Total Corporate Bonds			152,949,574		189,569,853		342,519,427

««Senior Secured Loans	1.57%
Ford Motor Term B 5.814% 11/29/13		1,655,869	1,309,750	2,186,545	1,729,503	3,842,414	3,039,253
General Motors 5.163% 11/17/13		900,000	709,317	1,125,000	886,646	2,025,000	1,595,963
Talecris Biotherapeutics 2nd Lien 9.18% 12/6/14		625,000	574,219	960,000	882,000	1,585,000	1,456,219

Total Senior Secured Loans			2,593,286		3,498,149		6,091,435

Sovereign Debt	0.23%
Argentina
Republic of Argentina 8.28% 12/31/33		463,165	369,251	666,344	518,082	1,129,509	887,333

Total Sovereign Debt			369,251		518,082		887,333

Common Stock	0.11%
@π=†Avado Brands		906	0	9,305	0	10,211	0
†BWAY Holding		8,500	85,170	10,400	104,208	18,900	189,378
†Century Communications		1,325,000	0	2,925,000	0	4,250,000	0
†Graphic Packaging Holding		36,000	81,000	44,000	99,000	80,000	180,000
*†Mirant		474	14,509	1,301	39,824	1,775	54,333
†Northwest Airlines		0	3	1	9	1	12
@π=†Port Townsend		950	10	2,335	23	3,285	33
†Time Warner Cable Class A		16	455	53	1,507	69	1,962
†USGen		250,000	0	1,700,000	0	1,950,000	0

Total Common Stock			181,147		244,571		425,718

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Convertible Preferred Stock	0.20%
General Motors 5.25% exercise price $64.90, expiration date 3/6/32		26,250	323,138	36,250	446,238	62,500	769,376

Total Convertible Preferred Stock			323,138		446,238		769,376

Preferred Stock	0.04%
@π=†Port Townsend		190	46,273	467	113,733	657	160,006

Total Preferred Stock			46,273		113,733		160,006

Warrants	0.00%
@π=†Port Townsend		190	2	467	5	657	7
†#Solutia 144A exercise price $7.59, expiration date 7/15/09		450	0	4,410	0	4,860	0

Total Warrants			2		5		7

Repurchase Agreements**	0.46%
Bank of America 2.04%, dated 7/31/08, to be repurchased on 8/01/08, repurchase price $504,029 (collateralized by U.S. Government obligations, 4.00% 9/30/09; with market value $514,854)

		504,000	504,000	0	0	504,000	504,000

BNP Paribas 2.06%, dated 7/31/08, to be repurchased on 8/01/08, repurchase price $1,272,073 (collateralized by U.S. Government obligations, 4.00% 7/30/09 - 9/30/09; with total market value $1,298,998)

		1,272,000	1,272,000	0	0	1,272,000	1,272,000

Total Repurchase Agreements			1,776,000		0		1,776,000

Total Value of Securities Before Securities Lending Collateral	90.88%		158,551,421		194,821,531		353,372,952

Securities Lending Collateral***	9.12%
Investment Companies Mellon GSL DBT II Collateral Fund		15,822,891	15,822,891	19,650,484	19,650,484	35,473,375	35,473,375

Total Securities Lending Collateral			15,822,891		19,650,484		35,473,375

Total Value of Securities	100.00%	$ 174,374,312		$ 214,472,015		$ 388,846,327

Total Investments at Cost		$ 182,248,121		$ 227,557,956		$ 409,806,077

†Non-income producing security.

‡Non-income producing security. Security is currently in default.

*Fully or partially on loan.

**See Note 2 in “Pro Forma Notes to Financial Statements. ”

***See Note 7 in “Pro Forma Notes to Financial Statements. ”

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2008, the aggregate amount of Rule 144A securities was $78,729,808, which represented 21.53% of the Fund’s net assets. See Note 8 in "Pro Forma Notes to Financial Statements. "

=Security is being fair valued in accordance with the Fund's fair valuation policy. At July 31, 2008, the aggregate amount of fair valued securities was $1,070,648, which represented 0.29% of the Fund’s net assets. See Note 2 in "Pro Forma Notes to Financial Statements. "

≠The rate shown is the effective yield as of the time of purchase.

•Variable rate security. The rate shown is the rate as of July 31, 2008.

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

@Illiquid security. At July 31, 2008, the aggregate amount of illiquid securities was $1,070,648, which represented 0.29% of the Fund’s net assets. See Note 8 in “Pro Forma Notes to Financial Statements. ”

πRestricted security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At July 31, 2008, the aggregate amount of the restricted security was $1,070,648 or 0.29% of the Fund’s net assets. See Note 8 in “Pro Forma Notes to Financial Statements. ”

^Includes $34,606,933 of securities loaned.

PIK – Pay-in-kind

A No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities  in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware High-Yield Opportunities Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of July 31, 2008
(Unaudited)
				Delaware High-Yield Opportunities Fund Pro Forma Combined
			Pro Forma Adjustments
	Delaware High-Yield Opportunities Fund	Delaware Delchester® Fund

Assets

Investments, at value	$ 158,551,421	$ 194,821,531	$ -	$ 353,372,952
Short-term investments held as collateral for loaned securities	15,822,891	19,650,484		35,473,375
Receivable for securities sold	5,943,812	5,844,089		11,787,901
Interest receivable	3,492,074	4,350,546		7,842,620
Receivable for fund shares sold	499,350	16,067		515,417
Cash	-	88,161	(88,161)	-
Securities lending income receivable	9,941	12,953		22,894

Total Assets	184,319,489	224,783,831	(88,161)	409,015,159

Liabilities

Obligation to return securities lending collateral	15,822,891	19,650,484		35,473,375
Cash overdraft	638,695	-	88,161	726,856
Payable for securities purchased	2,360,372	2,505,359		4,865,731
Payable for fund shares purchased	340,803	611,639		952,442
Payable for distributions to shareholders	393,985	642,773		1,036,758
Due to manager and affiliates	139,309	207,551		346,860
Other accrued expenses	71,021	83,798		154,819
Transaction costs payable	-	-	78,184 *	78,184

Total Liabilities	19,767,076	23,701,604	166,345	43,635,025

Total net assets	$ 164,552,413	$ 201,082,227	$ (254,506)	$ 365,380,134

Investment at cost	$ 182,248,121	$ 227,557,956	$ -	$ 409,806,077

Components of Net Assets

Shares of beneficial interest (unlimited authorization - no par)	$ 189,382,661	$ 749,720,962	$ -	$ 939,103,623

Undistributed net investment income	70,359	116,987	(78,184) *	109,162
Accumulated net realized loss on investments	(17,026,798)	(535,669,781)		(552,696,579)
Net unrealized depreciation of investments	(7,873,809)	(13,085,941)		(20,959,750)

Net Assets	$ 164,552,413	$ 201,082,227	$ (78,184)	$ 365,556,456

* Adjustment reflects the costs of the transaction to be incurred by the Funds.

Shares Outstanding	42,391,046	68,211,048	(16,399,882)	94,202,212

Class A Shares	22,365,434	54,704,652	(13,176,527)	63,893,559
Class B Shares	2,019,021	3,531,813	(839,625)	4,711,209
Class C Shares	5,445,642	5,000,194	(1,189,667)	9,256,169
Class R Shares	2,907,310	-	-	2,907,310
Institutional Shares	9,653,639	4,974,389	(1,194,063)	13,433,965

Net Assets:

Class A Shares	$ 86,808,454	$ 161,178,928	($51,957)	$ 247,935,425
Class B Shares	7,827,183	10,436,413	($3,888)	18,259,708
Class C Shares	21,146,342	14,796,279	($7,901)	35,934,720
Class R Shares	11,305,181	-	($2,686)	11,302,495
Institutional Shares	37,465,253	14,670,607	($11,752)	52,124,108

Net asset value per share:

Class A Shares	$3.88	$2.95		$3.88
Class B Shares	$3.88	$2.96		$3.88
Class C Shares	$3.88	$2.96		$3.88
Class R Shares	$3.89	-		$3.89
Institutional Shares	$3.88	$2.95		$3.88

Offering price per share:

Class A Shares	$4.06	$3.09		$4.06

See Pro Forma Notes to Financial Statements

Delaware High-Yield Opportunities Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended July 31, 2008
(Unaudited)

			Pro Forma Adjustments	Delaware High-Yield Opportunities Fund Pro Forma Combined
	Delaware High-Yield Opportunities Fund	Delaware Delchester® Fund

Investment Income:
Interest	$ 13,838,156	$ 20,064,568	$ -	$ 33,902,724
Dividends	189,682	652,498	-	842,180
Securities lending income	178,103	203,715	-	381,818

Total investment income	14,205,941	20,920,781	-	35,126,722

Expenses:
Management fees	1,099,078	1,589,392		2,688,470
Distribution expenses - Class A	281,237	565,803		847,040
Distribution expenses - Class B	100,483	138,084		238,567
Distribution expenses - Class C	242,224	170,006		412,230
Distribution expenses - Class R	69,293	-		69,293
Dividend disbursing and transfer agent fees and expenses	361,400	484,827		846,227
Registration fees	68,384	66,705	(66,705) A	68,384
Accounting and administration expenses	67,627	97,794		165,421
Reports and statements to shareholders	48,881	59,350	6,447 B	114,678
Audit and tax	22,203	24,311	(14,150) A	32,364
Legal fees	17,342	21,492	15,000 B	53,834
Pricing fees	9,832	9,397	(9,367) A	9,862
Trustees' fees	8,261	12,128		20,389
Custodian fees	6,359	9,373	(3,000) A	12,732
Insurance fees	3,876	5,208		9,084
Consulting fees	2,490	4,125		6,615
Dues and services	1,250	1,649		2,899
Trustees expenses	921	1,739		2,660
Taxes (other than taxes on income)	643	348		991

	2,411,784	3,261,731	(71,775)	5,601,740
Less expenses absorbed or waived	(305,447)	(246,186)	(10,736) C	(562,369)
Less waived distribution expenses - Class R	(11,549)	-	-	(11,549)
Less expense paid indirectly	(4,442)	(6,588)	6,588 B	(4,442)

Total expenses	2,090,346	3,008,957	(75,923)	5,023,380

Net Investment Income	12,115,595	17,911,824	75,923	30,103,342

Net Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(13,393,066)	(18,503,266)	-	(31,896,332)
Swap contracts	(31,434)	(53,486)	-	(84,920)

Net realized loss	(13,424,500)	(18,556,752)	-	(31,981,252)
Net change in unrealized appreciation/(depreciation)
of investments	(2,074,385)	(5,657,195)	-	(7,731,580)

Net Realized and Unrealized Loss on Investments	(15,498,885)	(24,213,947)	-	(39,712,832)

Net Decrease in Net Assets Resulting from Operations	$ (3,383,290)	$ (6,302,123)	$ 75,923	$ (9,609,490)

A Decrease to reflect appropriate expense levels by merging the Funds.
B Increase to reflect appropriate expense levels by merging the Funds.
C In addition to the fee waiver/fee reimbursement currently in place for the Delaware High-Yield Opportunities Fund through November 30, 2009, if the Transaction is approved, DMC will contractually agree to extend the current fee waiver/fee reimbursement that is in place for the Delaware High-Yield Opportunities Fund for one year after the closing date of the Transaction.

See Pro Forma Notes to Financial Statements

Delaware High-Yield Opportunities Fund
Pro Forma Notes to Financial Statements
July 31, 2008 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester® Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to the Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% . Class A share purchases of $1,000,000 or more do not require a front-end sales charge but will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year after purchase and 0.50% during the second year after purchase, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares incur a CDSC of 1%, if redeemed within 12 months after purchase. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Basis of Pro forma Presentation

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Delaware Delchester® Fund by Delaware High-Yield Opportunities Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Delaware Delchester Fund by Delaware High-Yield Opportunities Fund had taken place as of August 1, 2007.

Under the terms of the Agreement and Plan of Reorganization, the combination of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition (the “Transaction”) of the net assets of Delaware Delchester Fund in exchange for shares of the Delaware High-Yield Opportunities Fund at net asset value. The statement of assets and liabilities and the related statement of operations of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund have been combined as of and for the twelve months ended July 31, 2008.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund included in their annual reports for their fiscal year ended July 31, 2008.

2. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust) is valued at unit value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchange among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective January 31, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain(loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments ® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments ® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement are included in custodian fees on the statement of operations with the corresponding expense offset shown as “expenses paid indirectly.”

3. Allocation of Transaction Costs

The total costs of the Transaction between Delaware Delchester® Fund and Delaware High-Yield Opportunities Fund are estimated to be $130,306. The costs of the Transaction, including costs of soliciting proxies in connection with the shareholder meeting, will be shared by the following parties in the percentages indicated: 30% by Delaware Delchester Fund, 30% by Delaware High-Yield Opportunities Fund and 40% by Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund and Delaware High-Yield Opportunities Fund.

4. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of the Fund’s investment management agreement, the Fund pays DMC an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.83% of average daily net assets of the Fund for at least one year following the Closing Date. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursements applies only to expenses paid directly by the Fund.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following rate: 0.0050% of the first $30 billion; 0.0045$ of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among the Funds in the Delaware Investments Family of Funds on a relative net asset basis. Prior to October 1, 2007, DSC provided fund accounting and administration services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

The Board of the Acquired Fund adopted a formula for calculating 12b-1 plan expenses for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees paid by Class A shareholders of the Fund are the sum of 0.10% of the average daily net assets representing the shares that were acquired before June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All of the Acquired Fund’s Class A shareholders bear the 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates. Effective December 12, 2008, the 12b-1 fee for the Acquiring Fund’s Class A shares is calculated according to the same blended rate methodology as is used for the 12b-1 fee for the Acquired Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. A Participant may borrow up to a maximum of one third of the value of of its net assets under the agreement. The Fund had no amount outstanding as of July 31, 2008 or at any time during the period.

6. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the year ended July 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above. There were no swap contracts outstanding at July 31, 2008.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

8. Credit and Market Risk

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.